Schedule of Investments (unaudited)
December 31, 2020
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc.(a)	64,248	$ 3,395,507
AeroVironment, Inc.(a)	4,230	367,587
Mercury Systems, Inc.(a)	4,743	417,668
		4,180,762
Air Freight & Logistics — 0.9%
Echo Global Logistics, Inc.(a)	60,588	1,624,970
Forward Air Corp.	37,970	2,917,615
Hub Group, Inc., Class A(a)	68,527	3,906,039
		8,448,624
Airlines — 0.1%
Hawaiian Holdings, Inc.	29,777	527,053
Auto Components — 1.6%
Fox Factory Holding Corp.(a)	45,133	4,771,010
LCI Industries	32,928	4,270,103
Visteon Corp.(a)	43,535	5,464,513
		14,505,626
Automobiles — 0.2%
Winnebago Industries, Inc.	38,004	2,277,960
Banks — 0.2%
Capital City Bank Group, Inc.	1,600	39,328
Glacier Bancorp, Inc.	31,450	1,447,015
Salisbury Bancorp, Inc.	197	7,342
TriState Capital Holdings, Inc.(a)	9,702	168,815
		1,662,500
Beverages — 0.1%
National Beverage Corp.	9,299	789,485
Biotechnology — 17.8%
89bio, Inc.(a)	9,901	241,287
ACADIA Pharmaceuticals, Inc.(a)	10,103	540,106
Affimed NV(a)	174,408	1,015,055
Agenus, Inc.(a)	288,998	919,014
Akero Therapeutics, Inc.(a)	8,127	209,677
Alector, Inc.(a)(b)	90,742	1,372,926
Allakos, Inc.(a)(b)	12,632	1,768,480
Allogene Therapeutics, Inc.(a)	56,112	1,416,267
Allovir, Inc.(a)	7,891	303,330
ALX Oncology Holdings, Inc.(a)	11,501	991,386
Amicus Therapeutics, Inc.(a)	150,112	3,466,086
Annexon, Inc.(a)	8,264	206,848
Apellis Pharmaceuticals, Inc.(a)	26,664	1,525,181
Applied Molecular Transport, Inc.(a)	7,168	220,559
Applied Therapeutics, Inc.(a)	8,281	182,265
Aprea Therapeutics, Inc.(a)	7,292	35,877
Arcturus Therapeutics Holdings, Inc.(a)(b)	7,405	321,229
Arcus Biosciences, Inc.(a)	50,955	1,322,792
Arcutis Biotherapeutics, Inc.(a)	19,539	549,632
Arrowhead Pharmaceuticals, Inc.(a)	58,859	4,516,251
Atara Biotherapeutics, Inc.(a)	55,945	1,098,200
Athenex, Inc.(a)	80,705	892,597
Athersys, Inc.(a)(b)	249,378	436,411
AVEO Pharmaceuticals, Inc.(a)	12,336	71,179
Avidity Biosciences, Inc.(a)	24,231	618,375
Avrobio, Inc.(a)	42,119	587,139
Beam Therapeutics, Inc.(a)	18,203	1,486,093
Beyondspring, Inc.(a)	25,179	307,184
BioCryst Pharmaceuticals, Inc.(a)	114,058	849,732
Biohaven Pharmaceutical Holding Co. Ltd.(a)	26,384	2,261,373
Bioxcel Therapeutics, Inc.(a)	1,970	91,014
Security	Shares	Value
Biotechnology (continued)
Black Diamond Therapeutics, Inc.(a)	28,129	$ 901,534
Blueprint Medicines Corp.(a)	34,468	3,865,586
Bridgebio Pharma, Inc.(a)	63,761	4,534,045
C4 Therapeutics, Inc.(a)	5,658	187,450
Calithera Biosciences, Inc.(a)	38,538	189,222
CareDx, Inc.(a)	21,433	1,552,821
Cellular Biomedicine Group, Inc.(a)	20,983	385,668
Certara, Inc.(a)	33,290	1,122,539
Checkmate Pharmaceuticals, Inc.(a)	17,089	249,329
ChemoCentryx, Inc.(a)	22,790	1,411,157
Chimerix, Inc.(a)	37,592	181,569
Chinook Therapeutics, Inc.(a)	18,964	300,769
Clovis Oncology, Inc.(a)	47,947	230,146
Codiak Biosciences, Inc.(a)	11,041	356,624
Coherus Biosciences, Inc.(a)	88,530	1,538,651
Constellation Pharmaceuticals, Inc.(a)	6,220	179,136
Crinetics Pharmaceuticals, Inc.(a)	15,058	212,468
Cue Biopharma, Inc.(a)	48,404	605,534
Deciphera Pharmaceuticals, Inc.(a)	26,486	1,511,556
Denali Therapeutics, Inc.(a)	34,480	2,888,045
Dicerna Pharmaceuticals, Inc.(a)	11,165	245,965
Dynavax Technologies Corp.(a)	51,031	227,088
Dyne Therapeutics, Inc.(a)	12,475	261,975
Eagle Pharmaceuticals, Inc.(a)	14,377	669,537
Editas Medicine, Inc.(a)(b)	39,231	2,750,485
Eidos Therapeutics, Inc.(a)	7,634	1,004,482
Eiger BioPharmaceuticals, Inc.(a)	39,131	480,920
Emergent BioSolutions, Inc.(a)	34,158	3,060,557
Enanta Pharmaceuticals, Inc.(a)	16,664	701,554
Epizyme, Inc.(a)	76,806	834,113
Fate Therapeutics, Inc.(a)	42,198	3,837,064
FibroGen, Inc.(a)	68,908	2,555,798
Flexion Therapeutics, Inc.(a)(b)	88,625	1,022,732
Foghorn Therapeutics, Inc.(a)(b)	21,233	430,393
Forma Therapeutics Holdings, Inc.(a)	10,161	354,619
Forte Biosciences, Inc.(a)	9,707	353,432
Frequency Therapeutics, Inc.(a)(b)	41,189	1,452,324
G1 Therapeutics, Inc.(a)	38,051	684,537
Galera Therapeutics, Inc.(a)	21,379	218,707
Generation Bio Co.(a)	10,110	286,618
Gossamer Bio, Inc.(a)	63,253	611,657
Halozyme Therapeutics, Inc.(a)	84,557	3,611,429
Harpoon Therapeutics, Inc.(a)	40,888	679,150
Heron Therapeutics, Inc.(a)	100,164	2,119,971
IGM Biosciences, Inc.(a)	3,141	277,319
Immunovant, Inc.(a)	19,865	917,564
Inhibrx, Inc.(a)	11,532	380,210
Inovio Pharmaceuticals, Inc.(a)(b)	110,588	978,704
Insmed, Inc.(a)	50,016	1,665,033
Intellia Therapeutics, Inc.(a)	20,742	1,128,365
Intercept Pharmaceuticals, Inc.(a)	45,087	1,113,649
Invitae Corp.(a)	84,032	3,513,378
Ironwood Pharmaceuticals, Inc.(a)	48,537	552,836
Kadmon Holdings, Inc.(a)	116,101	481,819
Karuna Therapeutics, Inc.(a)	12,854	1,305,838
Karyopharm Therapeutics, Inc.(a)	102,204	1,582,118
Keros Therapeutics, Inc.(a)	3,035	214,089
Kiniksa Pharmaceuticals Ltd., Class A(a)	22,562	398,671
Kodiak Sciences, Inc.(a)	16,853	2,475,874
Krystal Biotech, Inc.(a)	5,939	356,340
Kura Oncology, Inc.(a)	24,177	789,621
Kymera Therapeutics, Inc.(a)	1,298	80,476

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Ligand Pharmaceuticals, Inc.(a)	2,582	$ 256,780
MacroGenics, Inc.(a)	21,593	493,616
Madrigal Pharmaceuticals, Inc.(a)(b)	13,300	1,478,561
Magenta Therapeutics, Inc.(a)	17,340	135,946
MannKind Corp.(a)	134,247	420,193
MeiraGTx Holdings PLC(a)	12,891	195,170
Mersana Therapeutics, Inc.(a)	7,114	189,304
Mirati Therapeutics, Inc.(a)	33,203	7,292,707
Mirum Pharmaceuticals, Inc.(a)	12,102	211,301
Morphic Holding, Inc.(a)(b)	13,151	441,216
NantKwest, Inc.(a)	9,222	122,929
Natera, Inc.(a)	57,068	5,679,407
Neoleukin Therapeutics, Inc.(a)	14,264	201,122
NextCure, Inc.(a)	8,128	88,595
Nkarta, Inc.(a)	3,221	197,995
Novavax, Inc.(a)	11,628	1,296,638
Nurix Therapeutics, Inc.(a)	4,591	150,952
Oncorus, Inc.(a)	6,189	200,090
OPKO Health, Inc.(a)(b)	76,417	301,847
ORIC Pharmaceuticals, Inc.(a)	10,785	365,072
Oyster Point Pharma, Inc.(a)	14,163	266,548
Pandion Therapeutics, Inc.(a)	5,414	80,398
Passage Bio, Inc.(a)(b)	25,731	657,942
PMV Pharmaceuticals, Inc.(a)	4,198	258,219
Poseida Therapeutics, Inc.(a)	21,441	235,208
Precision BioSciences, Inc.(a)	33,220	277,055
Prelude Therapeutics, Inc.(a)	3,772	269,887
Prevail Therapeutics, Inc.(a)	10,004	230,792
Prothena Corp. PLC(a)	14,724	176,835
PTC Therapeutics, Inc.(a)	56,347	3,438,857
Puma Biotechnology, Inc.(a)	51,946	532,966
Radius Health, Inc.(a)(b)	76,957	1,374,452
REGENXBIO, Inc.(a)	20,359	923,484
Relay Therapeutics, Inc.(a)	23,727	986,094
Replimune Group, Inc.(a)	9,821	374,671
REVOLUTION Medicines, Inc.(a)	26,454	1,047,314
Rigel Pharmaceuticals, Inc.(a)	333,791	1,168,268
Rocket Pharmaceuticals, Inc.(a)	22,279	1,221,780
Sangamo Therapeutics, Inc.(a)(b)	30,229	471,724
Scholar Rock Holding Corp.(a)	1,882	91,333
Seres Therapeutics, Inc.(a)(b)	58,437	1,431,706
Shattuck Labs, Inc.(a)	2,180	114,254
Silverback Therapeutics, Inc.(a)	33,519	1,553,270
Sorrento Therapeutics, Inc.(a)(b)	64,842	442,547
Spectrum Pharmaceuticals, Inc.(a)	177,728	606,052
SpringWorks Therapeutics, Inc.(a)	10,673	774,006
Stoke Therapeutics, Inc.(a)	3,741	231,680
Sutro Biopharma, Inc.(a)	45,276	982,942
Taysha Gene Therapies, Inc.(a)	13,146	348,895
TG Therapeutics, Inc.(a)	52,980	2,756,020
Translate Bio, Inc.(a)	19,296	355,625
Travere Therapeutics, Inc.(a)	58,602	1,597,198
Turning Point Therapeutics, Inc.(a)	17,237	2,100,328
Twist Bioscience Corp.(a)(b)	27,109	3,830,231
Ultragenyx Pharmaceutical, Inc.(a)	47,018	6,508,702
Vaxcyte, Inc.(a)	9,296	246,995
Veracyte, Inc.(a)	53,275	2,607,278
Viela Bio, Inc.(a)	8,455	304,126
Vir Biotechnology, Inc.(a)(b)	37,506	1,004,411
Voyager Therapeutics, Inc.(a)	23,466	167,782
Xencor, Inc.(a)	38,101	1,662,347
Security	Shares	Value
Biotechnology (continued)
Y-mAbs Therapeutics, Inc.(a)	14,845	$ 734,976
Zentalis Pharmaceuticals, Inc.(a)	6,490	337,091
		163,396,135
Building Products — 1.4%
AAON, Inc.	21,726	1,447,603
Advanced Drainage Systems, Inc.	16,241	1,357,423
Builders FirstSource, Inc.(a)	91,254	3,724,076
Gibraltar Industries, Inc.(a)	23,641	1,700,733
Masonite International Corp.(a)	15,384	1,512,863
Trex Co., Inc.(a)	34,580	2,895,038
		12,637,736
Capital Markets — 2.2%
Artisan Partners Asset Management, Inc., Class A	20,576	1,035,796
Assetmark Financial Holdings, Inc.(a)	54,128	1,309,898
Cohen & Steers, Inc.	52,382	3,891,982
Hamilton Lane, Inc., Class A	104,327	8,142,722
Houlihan Lokey, Inc.	22,264	1,496,809
Moelis & Co., Class A	82,991	3,880,659
PJT Partners, Inc., Class A	4,268	321,167
		20,079,033
Chemicals — 1.7%
Avient Corp.	69,353	2,793,539
Balchem Corp.	24,017	2,767,239
HB Fuller Co.	48,448	2,513,482
Ingevity Corp.(a)(b)	16,867	1,277,338
Innospec, Inc.	2,320	210,493
Kronos Worldwide, Inc.	32,410	483,233
Livent Corp.(a)(b)	166,205	3,131,302
Trinseo SA	44,189	2,262,919
		15,439,545
Commercial Services & Supplies — 1.5%
Brink’s Co.	45,305	3,261,960
Cimpress PLC(a)	7,798	684,196
Herman Miller, Inc.	42,474	1,435,621
Kimball International, Inc., Class B	49,709	594,023
McGrath RentCorp	50,481	3,387,275
Steelcase, Inc., Class A	92,263	1,250,164
Tetra Tech, Inc.	30,878	3,575,055
		14,188,294
Communications Equipment — 0.8%
Acacia Communications, Inc.(a)	27,187	1,983,564
Calix, Inc.(a)	102,501	3,050,430
Casa Systems, Inc.(a)	33,181	204,727
Ciena Corp.(a)	7,018	370,901
Extreme Networks, Inc.(a)	119,063	820,344
InterDigital, Inc.	7,985	484,530
Plantronics, Inc.	16,980	458,969
		7,373,465
Construction & Engineering — 0.6%
EMCOR Group, Inc.	26,055	2,382,990
MasTec, Inc.(a)	25,414	1,732,727
WillScot Mobile Mini Holdings Corp.(a)(b)	60,718	1,406,836
		5,522,553
Construction Materials — 0.1%
Forterra, Inc.(a)	30,189	519,100
Consumer Finance — 0.1%
FirstCash, Inc.	9,403	658,586

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services — 0.2%
Strategic Education, Inc.	17,154	$ 1,635,291
WW International, Inc.(a)	22,169	540,923
		2,176,214
Diversified Telecommunication Services — 0.4%
Bandwidth, Inc., Class A(a)(b)	15,768	2,423,069
IDT Corp., Class B(a)	16,274	201,147
Ooma, Inc.(a)	82,386	1,186,358
		3,810,574
Electric Utilities — 0.1%
IDACORP, Inc.	6,766	649,739
Portland General Electric Co.	5,585	238,870
		888,609
Electrical Equipment — 2.4%
Bloom Energy Corp., Class A(a)	21,906	627,826
FuelCell Energy, Inc.(a)	39,063	436,334
Generac Holdings, Inc.(a)(b)	20,868	4,745,592
Plug Power, Inc.(a)	236,909	8,033,584
Sunrun, Inc.(a)	100,752	6,990,174
TPI Composites, Inc.(a)	7,581	400,125
Vicor Corp.(a)	8,493	783,224
		22,016,859
Electronic Equipment, Instruments & Components — 2.8%
ePlus, Inc.(a)	36,498	3,209,999
FARO Technologies, Inc.(a)	16,131	1,139,332
Fitbit, Inc., Class A(a)	297,067	2,020,056
Insight Enterprises, Inc.(a)	26,800	2,039,212
Iteris, Inc.(a)	10,872	61,427
Knowles Corp.(a)	77,826	1,434,333
Methode Electronics, Inc.	16,281	623,237
Novanta, Inc.(a)	21,265	2,513,948
OSI Systems, Inc.(a)	87,598	8,165,886
PAR Technology Corp.(a)	32,715	2,054,175
PC Connection, Inc.	56,657	2,679,309
ScanSource, Inc.(a)	7,352	193,946
		26,134,860
Energy Equipment & Services — 0.1%
Cactus, Inc., Class A	21,391	557,663
Entertainment — 0.1%
Gaia, Inc.(a)	4,726	46,693
Glu Mobile, Inc.(a)	74,031	667,019
		713,712
Equity Real Estate Investment Trusts (REITs) — 1.8%
CareTrust REIT, Inc.	16,844	373,600
Community Healthcare Trust, Inc.	14,326	674,898
First Industrial Realty Trust, Inc.	5,879	247,682
Four Corners Property Trust, Inc.	135,333	4,028,863
Macerich Co.(b)	88,953	949,129
National Storage Affiliates Trust	5,807	209,226
NexPoint Residential Trust, Inc.	16,024	677,975
Plymouth Industrial REIT, Inc.	14,590	218,850
QTS Realty Trust, Inc., Class A	86,576	5,357,323
Ryman Hospitality Properties, Inc.	32,982	2,234,860
Terreno Realty Corp.	28,260	1,653,493
		16,625,899
Food & Staples Retailing — 0.5%
BJ’s Wholesale Club Holdings, Inc.(a)	58,441	2,178,680
Chefs’ Warehouse, Inc.(a)	72,943	1,873,906
PriceSmart, Inc.	9,534	868,452
		4,921,038
Security	Shares	Value
Food Products — 1.2%
Calavo Growers, Inc.	14,596	$ 1,013,400
Freshpet, Inc.(a)	51,090	7,254,269
J&J Snack Foods Corp.	4,452	691,707
John B. Sanfilippo & Son, Inc.	8,556	674,726
Lancaster Colony Corp.	5,385	989,386
Tootsie Roll Industries, Inc.	312	9,267
		10,632,755
Gas Utilities — 0.7%
Brookfield Infrastructure Corp., Class A	29,873	2,159,818
New Jersey Resources Corp.	104,777	3,724,822
Southwest Gas Holdings, Inc.	16,518	1,003,469
		6,888,109
Health Care Equipment & Supplies — 4.7%
Accuray, Inc.(a)	106,098	442,429
AtriCure, Inc.(a)	35,809	1,993,487
Atrion Corp.	2,525	1,621,656
Axogen, Inc.(a)	22,214	397,631
Axonics Modulation Technologies, Inc.(a)	11,071	552,664
Cantel Medical Corp.	50,330	3,969,024
Cardiovascular Systems, Inc.(a)	69,385	3,036,288
Cerus Corp.(a)	187,516	1,297,611
CONMED Corp.	3,823	428,176
CryoLife, Inc.(a)	48,344	1,141,402
CryoPort, Inc.(a)	8,182	359,026
GenMark Diagnostics, Inc.(a)	31,426	458,820
Globus Medical, Inc., Class A(a)	24,741	1,613,608
Heska Corp.(a)	9,829	1,431,594
Inogen, Inc.(a)	19,542	873,137
Integer Holdings Corp.(a)	5,709	463,514
iRhythm Technologies, Inc.(a)	15,380	3,648,290
LeMaitre Vascular, Inc.	30,318	1,227,879
LivaNova PLC(a)	27,312	1,808,327
Meridian Bioscience, Inc.(a)	20,106	375,781
Mesa Laboratories, Inc.	705	202,081
Natus Medical, Inc.(a)	499	10,000
Neogen Corp.(a)	42,305	3,354,786
Nevro Corp.(a)	36,399	6,300,667
Novocure Ltd.(a)	3,361	581,587
NuVasive, Inc.(a)	21,837	1,230,078
Shockwave Medical, Inc.(a)	18,987	1,969,332
Silk Road Medical, Inc.(a)	8,774	552,586
Tactile Systems Technology, Inc.(a)	45,088	2,026,255
VolitionRX Ltd.(a)	14,714	57,237
		43,424,953
Health Care Providers & Services — 3.1%
1Life Healthcare, Inc.(a)	54,505	2,379,143
AMN Healthcare Services, Inc.(a)	29,093	1,985,597
BioTelemetry, Inc.(a)	22,165	1,597,653
CorVel Corp.(a)	10,712	1,135,472
Ensign Group, Inc.	9,408	686,031
HealthEquity, Inc.(a)(b)	57,002	3,973,609
Joint Corp.(a)	21,851	573,807
LHC Group, Inc.(a)	20,538	4,381,166
Magellan Health, Inc.(a)	5,794	479,975
National Research Corp.	10,392	444,258
Ontrak, Inc.(a)	3,059	189,016
Option Care Health, Inc.(a)	33,964	531,197
Patterson Cos., Inc.	8,965	265,633
Pennant Group, Inc.(a)	3,542	205,649
PetIQ, Inc.(a)	39,837	1,531,733
Progyny, Inc.(a)	43,481	1,843,160

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
R1 RCM, Inc.(a)	63,132	$ 1,516,431
RadNet, Inc.(a)	23,910	467,919
Select Medical Holdings Corp.(a)	31,975	884,429
U.S. Physical Therapy, Inc.	27,002	3,246,990
Viemed Healthcare, Inc.(a)	73,344	569,149
		28,888,017
Health Care Technology — 2.9%
Accolade, Inc.(a)	38,136	1,658,916
Castlight Health, Inc., Class B(a)	202,818	263,663
Health Catalyst, Inc.(a)	34,525	1,502,873
HealthStream, Inc.(a)	8,973	195,970
HMS Holdings Corp.(a)	51,376	1,888,068
Inovalon Holdings, Inc., Class A(a)	124,953	2,270,396
Inspire Medical Systems, Inc.(a)	19,625	3,691,266
Omnicell, Inc.(a)	43,408	5,209,828
Phreesia, Inc.(a)	90,073	4,887,361
Schrodinger, Inc.(a)	11,008	871,614
Simulations Plus, Inc.	9,544	686,405
Tabula Rasa HealthCare, Inc.(a)	9,220	394,985
Teladoc Health, Inc.(a)	6,695	1,338,732
Vocera Communications, Inc.(a)	45,434	1,886,874
		26,746,951
Hotels, Restaurants & Leisure — 4.6%
Accel Entertainment, Inc.(a)	35,714	360,711
Caesars Entertainment, Inc.(a)	60,257	4,475,287
Cheesecake Factory, Inc.	61,136	2,265,700
Churchill Downs, Inc.	17,672	3,442,329
Cracker Barrel Old Country Store, Inc.	17,268	2,277,995
Denny’s Corp.(a)	24,689	362,435
Dine Brands Global, Inc.	4,486	260,188
International Game Technology PLC	366,229	6,203,919
Jack in the Box, Inc.	14,384	1,334,835
Penn National Gaming, Inc.(a)	36,002	3,109,493
Scientific Games Corp.(a)	30,223	1,253,952
SeaWorld Entertainment, Inc.(a)	54,235	1,713,284
Shake Shack, Inc., Class A(a)(b)	32,568	2,761,115
Texas Roadhouse, Inc.	111,452	8,711,088
Wingstop, Inc.	26,030	3,450,277
		41,982,608
Household Durables — 2.0%
Green Brick Partners, Inc.(a)	17,081	392,180
Helen of Troy Ltd.(a)	10,473	2,326,996
Hooker Furniture Corp.	6,740	217,365
iRobot Corp.(a)(b)	72,505	5,821,426
LGI Homes, Inc.(a)	17,508	1,853,222
Lovesac Co.(a)	4,227	182,141
MDC Holdings, Inc.	139,739	6,791,315
Purple Innovation, Inc.(a)	3,441	113,347
Sonos, Inc.(a)	38,987	911,906
		18,609,898
Household Products — 0.1%
Central Garden & Pet Co., Class A(a)	21,027	763,911
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp., Class A	3,322	193,573
Ormat Technologies, Inc.	15,081	1,361,513
Sunnova Energy International, Inc.(a)	11,945	539,078
		2,094,164
Insurance — 1.0%
eHealth, Inc.(a)	9,567	675,526
Kinsale Capital Group, Inc.	13,295	2,660,728
Security	Shares	Value
Insurance (continued)
National General Holdings Corp.	22,571	$ 771,477
RLI Corp.	4,581	477,111
Trupanion, Inc.(a)	42,488	5,086,239
		9,671,081
Interactive Media & Services — 0.3%
Eventbrite, Inc., Class A(a)	40,686	736,417
EverQuote, Inc., Class A(a)(b)	19,660	734,301
QuinStreet, Inc.(a)	44,294	949,663
		2,420,381
Internet & Direct Marketing Retail — 1.3%
1-800-Flowers.com, Inc., Class A(a)	114,114	2,966,964
Magnite, Inc.(a)	9,194	282,348
Overstock.com, Inc.(a)(b)	44,299	2,125,023
RealReal, Inc.(a)	64,405	1,258,473
Stamps.com, Inc.(a)(b)	20,583	4,038,179
Stitch Fix, Inc., Class A(a)	26,333	1,546,274
		12,217,261
IT Services — 2.1%
Brightcove, Inc.(a)	19,968	367,411
Cardtronics PLC, Class A(a)	9,481	334,679
CSG Systems International, Inc.	46,949	2,115,992
ExlService Holdings, Inc.(a)	13,621	1,159,556
Grid Dynamics Holdings, Inc.(a)	38,564	485,906
Hackett Group, Inc.	65,182	937,969
I3 Verticals, Inc., Class A(a)	9,560	317,392
International Money Express, Inc.(a)	37,895	588,131
KBR, Inc.	17,323	535,800
Limelight Networks, Inc.(a)	127,948	510,513
LiveRamp Holdings, Inc.(a)	15,578	1,140,154
ManTech International Corp., Class A	34,147	3,037,034
MAXIMUS, Inc.	71,643	5,243,551
NIC, Inc.	16,346	422,217
TTEC Holdings, Inc.	7,084	516,636
Verra Mobility Corp.(a)	66,592	893,665
Virtusa Corp.(a)	8,549	437,110
		19,043,716
Leisure Products — 0.8%
Malibu Boats, Inc., Class A(a)	23,222	1,449,982
YETI Holdings, Inc.(a)	80,382	5,503,755
		6,953,737
Life Sciences Tools & Services — 2.1%
Codexis, Inc.(a)(b)	64,634	1,410,960
Luminex Corp.	66,535	1,538,289
Medpace Holdings, Inc.(a)	25,472	3,545,702
NanoString Technologies, Inc.(a)	39,153	2,618,553
NeoGenomics, Inc.(a)	88,631	4,771,893
Pacific Biosciences of California, Inc.(a)	77,592	2,012,736
Personalis, Inc.(a)(b)	38,124	1,395,720
Quanterix Corp.(a)	30,591	1,422,482
Repligen Corp.(a)	3,611	691,976
		19,408,311
Machinery — 1.9%
ESCO Technologies, Inc.	50,453	5,207,759
Evoqua Water Technologies Corp.(a)	41,589	1,122,071
Franklin Electric Co., Inc.	57,464	3,977,083
Hyster-Yale Materials Handling, Inc.	3,301	196,575
John Bean Technologies Corp.	16,941	1,929,072
Proto Labs, Inc.(a)(b)	30,965	4,750,031
SPX Corp.(a)	6,547	357,073
		17,539,664

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media — 0.6%
Cardlytics, Inc.(a)(b)	26,551	$ 3,790,686
iHeartMedia, Inc., Class A(a)	45,848	595,107
MSG Networks, Inc., Class A(a)	28,810	424,660
TechTarget, Inc.(a)	19,493	1,152,231
Tremor International Ltd.(a)	2,418	12,962
		5,975,646
Metals & Mining — 0.5%
Materion Corp.	15,487	986,832
Novagold Resources, Inc.(a)	259,277	2,507,209
Schnitzer Steel Industries, Inc., Class A	18,664	595,568
Worthington Industries, Inc.	12,912	662,902
		4,752,511
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty Trust, Inc.	84,135	1,193,034
Oil, Gas & Consumable Fuels — 0.5%
CVR Energy, Inc.	52,041	775,411
Delek U.S. Holdings, Inc.	129,046	2,073,769
Evolution Petroleum Corp.	149,892	427,192
Golar LNG Ltd.(a)	27,325	263,413
Magnolia Oil & Gas Corp., Class A(a)	45,527	321,421
Par Pacific Holdings, Inc.(a)	76,013	1,062,662
		4,923,868
Paper & Forest Products — 0.5%
Boise Cascade Co.	68,668	3,282,330
Louisiana-Pacific Corp.	29,094	1,081,424
		4,363,754
Personal Products — 0.1%
elf Beauty, Inc.(a)(b)	30,745	774,467
USANA Health Sciences, Inc.(a)	8,279	638,311
		1,412,778
Pharmaceuticals — 1.8%
Aerie Pharmaceuticals, Inc.(a)	47,506	641,806
Amphastar Pharmaceuticals, Inc.(a)	104,754	2,106,603
Arvinas, Inc.(a)(b)	24,701	2,097,856
Atea Pharmaceuticals, Inc.(a)	3,015	125,967
Athira Pharma, Inc.(a)	6,291	215,467
Axsome Therapeutics, Inc.(a)	9,242	752,946
BioDelivery Sciences International, Inc.(a)	107,008	449,433
Innoviva, Inc.(a)	87,260	1,081,151
Intersect ENT, Inc.(a)	38,780	888,062
NGM Biopharmaceuticals, Inc.(a)	53,179	1,611,058
Ocular Therapeutix, Inc.(a)	10,186	210,850
Omeros Corp.(a)	84,705	1,210,011
Optinose, Inc.(a)	966	3,999
Pacira BioSciences, Inc.(a)(b)	30,763	1,840,858
Prestige Consumer Healthcare, Inc.(a)	11,790	411,117
Provention Bio, Inc.(a)	19,134	324,130
Relmada Therapeutics, Inc.(a)	5,698	182,735
Revance Therapeutics, Inc.(a)(b)	13,814	391,489
Supernus Pharmaceuticals, Inc.(a)	13,415	337,521
Theravance Biopharma, Inc.(a)(b)	79,222	1,407,775
WaVe Life Sciences Ltd.(a)	21,954	172,778
		16,463,612
Professional Services — 2.1%
ASGN, Inc.(a)	58,382	4,876,649
CRA International, Inc.	4,954	252,307
Exponent, Inc.	37,781	3,401,423
Forrester Research, Inc.(a)	21,108	884,425
Franklin Covey Co.(a)	56,388	1,255,761
Security	Shares	Value
Professional Services (continued)
Insperity, Inc.	23,814	$ 1,938,936
Kforce, Inc.	70,705	2,975,973
TriNet Group, Inc.(a)	27,910	2,249,546
Upwork, Inc.(a)	38,892	1,342,552
		19,177,572
Real Estate Management & Development — 1.5%
eXp World Holdings, Inc.(a)(b)	7,883	497,575
Marcus & Millichap, Inc.(a)	160,138	5,961,938
RE/MAX Holdings, Inc., Class A	41,990	1,525,497
Realogy Holdings Corp.(a)	17,322	227,265
Redfin Corp.(a)	67,953	4,663,614
RMR Group, Inc., Class A	31,902	1,232,055
		14,107,944
Road & Rail — 1.2%
Avis Budget Group, Inc.(a)	7,302	272,364
Marten Transport Ltd.	23,625	407,059
Saia, Inc.(a)(b)	18,931	3,422,725
Universal Logistics Holdings, Inc.	31,289	644,240
Werner Enterprises, Inc.	157,153	6,163,541
		10,909,929
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Energy Industries, Inc.(a)(b)	8,769	850,330
Axcelis Technologies, Inc.(a)	9,917	288,783
Brooks Automation, Inc.	45,621	3,095,385
Cirrus Logic, Inc.(a)	52,236	4,293,799
CMC Materials, Inc.	17,495	2,646,993
FormFactor, Inc.(a)	40,737	1,752,506
Ichor Holdings Ltd.(a)	27,427	826,787
Lattice Semiconductor Corp.(a)(b)	102,747	4,707,868
Maxeon Solar Technologies Ltd.(a)(b)	33,876	961,062
MaxLinear, Inc.(a)(b)	8,950	341,800
PDF Solutions, Inc.(a)	11,605	250,668
Power Integrations, Inc.	86,817	7,106,840
Silicon Laboratories, Inc.(a)	42,675	5,434,234
SiTime Corp.(a)(b)	11,141	1,247,012
Synaptics, Inc.(a)(b)	30,962	2,984,737
		36,788,804
Software — 11.6%
8x8, Inc.(a)	182,042	6,274,988
A10 Networks, Inc.(a)	139,819	1,378,615
ACI Worldwide, Inc.(a)	20,521	788,622
Alarm.com Holdings, Inc.(a)	31,660	3,275,227
Altair Engineering, Inc., Class A(a)	35,008	2,036,765
Appfolio, Inc., Class A(a)(b)	16,431	2,958,237
Appian Corp.(a)	18,295	2,965,437
Avaya Holdings Corp.(a)	13,078	250,444
Benefitfocus, Inc.(a)	32,307	467,805
Blackbaud, Inc.	18,345	1,055,938
Blackline, Inc.(a)	23,428	3,124,827
Bottomline Technologies DE, Inc.(a)(b)	49,429	2,606,885
Box, Inc., Class A(a)	255,051	4,603,671
Cerence, Inc.(a)(b)	4,781	480,395
CommVault Systems, Inc.(a)	17,363	961,389
Cornerstone OnDemand, Inc.(a)	71,830	3,163,393
Digital Turbine, Inc.(a)	31,476	1,780,283
Domo, Inc., Class B(a)	30,696	1,957,484
Evolent Health, Inc., Class A(a)	13,741	220,268
Five9, Inc.(a)	9,637	1,680,693
J2 Global, Inc.(a)	15,448	1,509,115
LivePerson, Inc.(a)	37,315	2,322,112
MicroStrategy, Inc., Class A(a)	1,598	620,903

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Mimecast Ltd.(a)	10,217	$ 580,734
Palantir Technologies, Inc., Class A (Acquired 02/06/14, cost $1,999,999)(a)(c)	326,264	7,495,698
Palantir Technologies, Inc., Class A(a)	6	141
Paylocity Holding Corp.(a)	6,137	1,263,670
Progress Software Corp.	33,122	1,496,783
PROS Holdings, Inc.(a)	83,939	4,261,583
Q2 Holdings, Inc.(a)	48,314	6,113,170
QAD, Inc., Class A	29,168	1,842,834
Qualys, Inc.(a)	65,412	7,971,760
Rapid7, Inc.(a)	51,795	4,669,837
Rimini Street, Inc.(a)	103,141	456,915
RingCentral, Inc., Class A(a)	4,370	1,656,099
Sprout Social, Inc., Class A(a)	68,553	3,112,992
SPS Commerce, Inc.(a)	43,423	4,715,304
Sumo Logic, Inc.(a)(b)	7,725	220,781
SVMK, Inc.(a)	73,078	1,867,143
Varonis Systems, Inc.(a)	50,292	8,228,274
Yext, Inc.(a)(b)	203,085	3,192,496
Zuora, Inc., Class A(a)	65,907	918,085
		106,547,795
Specialty Retail — 1.5%
America’s Car-Mart, Inc.(a)	2,859	314,033
Asbury Automotive Group, Inc.(a)	5,539	807,254
Buckle, Inc.	39,592	1,156,086
Camping World Holdings, Inc., Class A	57,208	1,490,268
Lithia Motors, Inc., Class A	9,995	2,925,237
National Vision Holdings, Inc.(a)	30,260	1,370,475
Rent-A-Center, Inc.	62,162	2,380,183
RH(a)	5,324	2,382,596
Tilly’s, Inc., Class A	23,568	192,315
Urban Outfitters, Inc.(a)	34,021	870,938
		13,889,385
Textiles, Apparel & Luxury Goods — 1.5%
Crocs, Inc.(a)	95,555	5,987,476
Deckers Outdoor Corp.(a)	26,993	7,741,053
		13,728,529
Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	4,131	178,459
Riverview Bancorp, Inc.	16,800	88,368
TFS Financial Corp.	13,549	238,869
		505,696
Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	40,483	3,157,269
Foundation Building Materials, Inc.(a)	39,331	755,548
H&E Equipment Services, Inc.	16,572	494,011
SiteOne Landscape Supply, Inc.(a)	62,244	9,873,766
Triton International Ltd.	11,158	541,275
		14,821,869
Water Utilities — 0.0%
American States Water Co.	3,314	263,496
Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	13,319	576,047
Total Common Stocks — 96.5% (Cost: $623,092,546)		887,739,671
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.2%
Household Durables — 0.0%
AliphCom
Series 6 (Acquired 06/03/14, cost $0)(a)(c)(d)(e)	8,264	$ —
Series 8 (Acquired 08/31/15, cost $1,174,984)(a)(c)(d)(e)	192,156	2
		2
Software — 0.2%
Illumio, Inc., Series C (Acquired 03/10/15, cost $1,000,317)(a)(c)(e)	311,155	1,692,683
Total Preferred Securities — 0.2% (Cost: $2,175,301)		1,692,685
Rights
Biotechnology — 0.0%
Adicet Bio, Inc., CVR(a)	6,633	13,744
Aduro Biotech, Inc., CVR(a)(e)	18,964	56,892
Alder Biopharmaceuticals, Inc., CVR(a)(e)	46,530	40,946
		111,582
Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)	36,363	30,000
Total Rights — 0.0% (Cost: $3,556)		141,582
Total Long-Term Investments — 96.7% (Cost: $625,271,403)		889,573,938
Short-Term Securities(f)(g)
Money Market Funds — 7.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	28,247,724	28,247,724
SL Liquidity Series, LLC, Money Market Series, 0.17%(h)	37,086,705	37,097,831
Total Short-Term Securities — 7.1% (Cost: $65,325,701)		65,345,555
Total Investments — 103.8% (Cost: $690,597,104)		954,919,493
Liabilities in Excess of Other Assets — (3.8)%		(34,743,923)
Net Assets — 100.0%		$ 920,175,570
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $9,188,383, representing 1.0% of its net assets as of period end, and an original cost of $4,175,300.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 23,964,419	$ 4,283,305(a)	$ —	$ —	$ —	$ 28,247,724	28,247,724	$ 1,861	$ —
SL Liquidity Series, LLC, Money Market Series	55,215,634	—	(18,113,300)(a)	(3,993)	(510)	37,097,831	37,086,705	146,212(b)	—
				$ (3,993)	$ (510)	$ 65,345,555		$ 148,073	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Advantage Small Cap Growth Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	316	03/19/21	$ 31,202	$ 546,930
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 4,180,762	$ —	$ —	$ 4,180,762
Air Freight & Logistics	8,448,624	—	—	8,448,624
Airlines	527,053	—	—	527,053
Auto Components	14,505,626	—	—	14,505,626
Automobiles	2,277,960	—	—	2,277,960
Banks	1,662,500	—	—	1,662,500
Beverages	789,485	—	—	789,485
Biotechnology	163,396,135	—	—	163,396,135
Building Products	12,637,736	—	—	12,637,736
Capital Markets	20,079,033	—	—	20,079,033
Chemicals	15,439,545	—	—	15,439,545
Commercial Services & Supplies	14,188,294	—	—	14,188,294
Communications Equipment	7,373,465	—	—	7,373,465
Construction & Engineering	5,522,553	—	—	5,522,553
Construction Materials	519,100	—	—	519,100
Consumer Finance	658,586	—	—	658,586
Diversified Consumer Services	2,176,214	—	—	2,176,214
Diversified Telecommunication Services	3,810,574	—	—	3,810,574
Electric Utilities	888,609	—	—	888,609

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Advantage Small Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electrical Equipment	$ 22,016,859	$ —	$ —	$ 22,016,859
Electronic Equipment, Instruments & Components	26,134,860	—	—	26,134,860
Energy Equipment & Services	557,663	—	—	557,663
Entertainment	713,712	—	—	713,712
Equity Real Estate Investment Trusts (REITs)	16,625,899	—	—	16,625,899
Food & Staples Retailing	4,921,038	—	—	4,921,038
Food Products	10,632,755	—	—	10,632,755
Gas Utilities	6,888,109	—	—	6,888,109
Health Care Equipment & Supplies	43,424,953	—	—	43,424,953
Health Care Providers & Services	28,888,017	—	—	28,888,017
Health Care Technology	26,746,951	—	—	26,746,951
Hotels, Restaurants & Leisure	41,982,608	—	—	41,982,608
Household Durables	18,609,898	—	—	18,609,898
Household Products	763,911	—	—	763,911
Independent Power and Renewable Electricity Producers	2,094,164	—	—	2,094,164
Insurance	9,671,081	—	—	9,671,081
Interactive Media & Services	2,420,381	—	—	2,420,381
Internet & Direct Marketing Retail	12,217,261	—	—	12,217,261
IT Services	19,043,716	—	—	19,043,716
Leisure Products	6,953,737	—	—	6,953,737
Life Sciences Tools & Services	19,408,311	—	—	19,408,311
Machinery	17,539,664	—	—	17,539,664
Media	5,975,646	—	—	5,975,646
Metals & Mining	4,752,511	—	—	4,752,511
Mortgage Real Estate Investment Trusts (REITs)	1,193,034	—	—	1,193,034
Oil, Gas & Consumable Fuels	4,923,868	—	—	4,923,868
Paper & Forest Products	4,363,754	—	—	4,363,754
Personal Products	1,412,778	—	—	1,412,778
Pharmaceuticals	16,463,612	—	—	16,463,612
Professional Services	19,177,572	—	—	19,177,572
Real Estate Management & Development	14,107,944	—	—	14,107,944
Road & Rail	10,909,929	—	—	10,909,929
Semiconductors & Semiconductor Equipment	36,788,804	—	—	36,788,804
Software	99,052,097	7,495,698	—	106,547,795
Specialty Retail	13,889,385	—	—	13,889,385
Textiles, Apparel & Luxury Goods	13,728,529	—	—	13,728,529
Thrifts & Mortgage Finance	505,696	—	—	505,696
Trading Companies & Distributors	14,821,869	—	—	14,821,869
Water Utilities	263,496	—	—	263,496
Wireless Telecommunication Services	576,047	—	—	576,047
Preferred Securities	—	—	1,692,685	1,692,685
Rights
Biotechnology	—	13,744	97,838	111,582
Metals & Mining	30,000	—	—	30,000
Short-Term Securities
Money Market Funds	28,247,724	—	—	28,247,724
	$ 908,521,697	$ 7,509,442	$ 1,790,523	917,821,662
Investments Valued at NAV(a)				37,097,831
				$ 954,919,493
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 546,930	$ —	$ —	$ 546,930
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust